Revenue Recognition - Marketplace sales (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Percentage of markup fee upon the sale of products through the marketplace	3.50%	3.50%